Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of transactions with related parties
	Year ended on December 31,
	2020	2019	2018
	USD in thousands
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2020: 3 2019: 2 recipients; 2018 : 1 recipients)	629	389	621
Compensation to directors (2020:10 recipients 2019:5 recipients, 2018:8 recipients) **	1,115	326	131

Directors’ and Officers’ insurance	405	158	91
Consultant services (see 4g and 4e below)	208	404	-

Schedule of compensation to key management personnel
	Year ended on December 31,
	2020		2019		2018
	USD in thousands
For employment services:
Payroll and other short-term benefits	440	*	328	**	597	***
Share based payments	189		61		24
	629		389		621

Schedule of eventer transaction with related parties
15.10- December 31, 2020
USD in thousands (*)
Revenues	53
Cost of sales expenses	48
R&D expenses	210

Schedule of balances with related parties
	December 31,
	2020	2019
	USD in thousands
Current liabilities, presented in the balance sheets among “accrued expenses and other liabilities”:
Directors fee	33	36
Consultant services	91	204
Payroll, provision for bonus and for termination of employment	15	52
	139	292
December 31, 2020
USD in thousands
Current assets, presented in the balance sheets among “accounts receivable - trade”: *	261
261